REVENUE (Details - Revenue by source) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 82,071	$ 1,431,104	$ 2,032,673	$ 7,884,480
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue	71,886	136,534	329,400	1,246,610
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 10,185	$ 1,294,570	$ 1,703,273	$ 6,637,870